Organization and Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Pledge Agreement
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Operating Agreements
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Exclusive Call Option
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Exclusive Technical Consultancy and Service Agreements
Alliance Agreement [Line Items]
Effective term of agreement	10 years
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries
Alliance Agreement [Line Items]
Intercompany payable to the WOFEs	$ 409,983	$ 188,028
Current and Non-current Restricted cash pledged to secure bank borrowings	479,956
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries | Service Fees
Alliance Agreement [Line Items]
Intercompany payable to the WOFEs	0	0
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries | Technology Consultancy Services
Alliance Agreement [Line Items]
Intercompany service fees charged by WOFEs	$ 0	$ 0	$ 774